Portfolio of Investments
Variable Portfolio – Managed Risk U.S. Fund, March 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 49.9%
	Shares	Value ($)
U.S. Large Cap 49.9%
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	602,303	28,229,943
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares(a),(b)	606,455	18,017,780
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	901,258	16,826,479
Variable Portfolio - Partners Core Equity Fund, Class 1 Shares(a),(b)	1,469,509	28,111,719
Total		91,185,921
Total Equity Funds (Cost $100,403,248)		91,185,921

Exchange-Traded Fixed Income Funds 9.6%

Investment Grade 9.6%
iShares Core U.S. Aggregate Bond ETF	31,700	3,657,229
iShares iBoxx $ Investment Grade Corporate Bond ETF	63,685	7,865,734
Vanguard Intermediate-Term Corporate Bond ETF	39,000	3,396,510
Vanguard Total Bond Market ETF	30,000	2,560,500
Total		17,479,973
Total Exchange-Traded Fixed Income Funds (Cost $17,262,240)		17,479,973

Fixed Income Funds 31.9%

Investment Grade 31.9%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	2,336,958	24,397,839
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	816,533	8,532,763
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a)	2,229,497	25,371,679
Total		58,302,281
Total Fixed Income Funds (Cost $56,397,969)		58,302,281
Residential Mortgage-Backed Securities - Agency 2.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
04/20/2035	2.500%	1,925,000	1,996,398
04/20/2035	3.000%	975,000	1,020,055
04/15/2050	3.500%	975,000	1,030,401
Total Residential Mortgage-Backed Securities - Agency (Cost $3,978,726)			4,046,854

Options Purchased Puts 1.2%
Value ($)
(Cost $2,730,733)	2,090,850

Money Market Funds 4.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.787%(a),(d)	8,809,302	8,804,898
Total Money Market Funds (Cost $8,807,735)		8,804,898
Total Investments in Securities (Cost: $189,580,651)		181,910,777
Other Assets & Liabilities, Net		756,747
Net Assets		182,667,524
At March 31, 2020, securities and/or cash totaling $4,580,465 were pledged as collateral.
Variable Portfolio – Managed Risk U.S. Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Variable Portfolio – Managed Risk U.S. Fund, March 31, 2020 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index	1	06/2020	USD	642,425	—	(39,629)
S&P 500 Index E-mini	69	06/2020	USD	8,865,465	389,925	—
U.S. Long Bond	30	06/2020	USD	5,371,875	251,771	—
U.S. Long Bond	5	06/2020	USD	895,313	—	(3,818)
U.S. Treasury 10-Year Note	42	06/2020	USD	5,824,875	130,116	—
U.S. Treasury 2-Year Note	43	06/2020	USD	9,476,461	57,307	—
U.S. Treasury 5-Year Note	96	06/2020	USD	12,034,500	180,701	—
U.S. Ultra Treasury Bond	33	06/2020	USD	7,321,875	258,759	—
U.S. Ultra Treasury Bond	4	06/2020	USD	887,500	—	(8,580)
Total					1,268,579	(52,027)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	(229)	06/2020	USD	(29,423,065)	—	(694,344)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	JPMorgan	USD	27,396,654	106	2,100.00	12/17/2021	2,730,733	2,090,850
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 0.787%
	12,587,446	22,537,008	(26,315,152)	8,809,302	—	764	(2,784)	42,480	8,804,898
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	543,892	58,511	(100)	602,303	—	(55)	(6,679,717)	—	28,229,943
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	2,233,194	131,650	(27,886)	2,336,958	—	78	(522,643)	—	24,397,839
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares
	570,072	36,601	(218)	606,455	—	76	(3,028,676)	—	18,017,780
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	760,139	141,212	(93)	901,258	—	(30)	(6,245,800)	—	16,826,479
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares
	772,473	54,313	(10,253)	816,533	—	1,101	137,262	—	8,532,763
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares
	2,135,552	121,696	(27,751)	2,229,497	—	2,652	503,914	—	25,371,679
Variable Portfolio - Partners Core Equity Fund, Class 1 Shares
	1,334,916	134,868	(275)	1,469,509	—	(12)	(6,618,346)	—	28,111,719
Total					—	4,574	(22,456,790)	42,480	158,293,100

2	Variable Portfolio – Managed Risk U.S. Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Managed Risk U.S. Fund, March 31, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2020.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Managed Risk U.S. Fund | Quarterly Report 2020	3